1025 Thomas Jefferson Street, N.W.	777 Brickell Avenue
Suite 400 East	Suite 500
Washington, D.C. 20007-5208	Miami, FL 33131-2803
(202) 965-8100	(305) 371-2600
Fax: (202) 965-8104	Fax: (305) 372-9928

175 Powder Forest Drive
Suite 201
Simsbury, CT 06089-9658
(860) 392-5000
Fax: (860) 392-5058

Marvin “Chip” Lunde, Esq.

(202) 965-8139

mcl@jordenusa.com

October 25, 2010

Via EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:          Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc.

Post-Effective Amendment No. 35

Files No.  33-50208 and 811-2062

Dear Commissioners:

Filed herewith is post-effective amendment no. 35 to the above referenced registration statement on Form N-1A filed on behalf of Pacific Advisors Fund, Inc. (the “Fund”)  pursuant to Rule 485(a) under the Securities Act of 1933, as amended.  Post-Effective Amendment No. 35 is being filed to reflect changes to the Funds’ fundamental investment policy regarding borrowing,  to reflect changes to the investment objectives and principal investment strategies for certain series of the Fund, and to update certain other disclosure in the Fund’s prospectus and statement of additional information.  The Fund has scheduled a special meeting of shareholders, as reflected in proxy materials filed with the Commission on September 17, 2010, to approve changes to the Fund’s fundamental investment policy regarding borrowing and changes to the series’ investment objectives.  The Fund will obtain such approval prior to allowing the registration statement describing these changes to go effective.

If you have questions or comments with respect to these documents, please contact me at (202) 965-8139.  Thank you very much.

Very truly yours,

s/ Chip Lunde
Chip Lunde

Jorden Burt llp

http://www.jordenburt.com

cc:	Dominic J. Minore, Esq.
Catherine L. Henning